UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D. Gregory Parkinson
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     October 05, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     95

Form13F Information Table Value Total:     $208,853 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      343     4675 SH       SOLE                     4675
Abbott Laboratories         COM                 002824100      245     5774 SH       SOLE                     5774
Agilent Technologies        COM                 00846u101      258     7891 SH       SOLE                     7891
AIM Gold Precious Metals Fd                                     43    10059 SH       SOLE                1      59
Altria Group                COM                 718154107      324     4391 SH       SOLE                     4391
American Express            COM                 025816109     4107    71497 SH       SOLE                    71497
Amgen Inc                   COM                               1077    13513 SH       SOLE                    13513
Anheuser-Busch              COM                 035229103     8870   206085 SH       SOLE                   206085
Automatic Data Processing   COM                 053015103     1491    34644 SH       SOLE                    34644
B I S Y S Group             COM                 055472104      134    10000 SH       SOLE                    10000
Bank of New York            COM                 064057102      308    10480 SH       SOLE                    10480
Berkshire Hathaway Class B  COM                 084670207    41421    15167 SH       SOLE                    15167
Biomet Incorporated         COM                 090613100      251     7224 SH       SOLE                     7224
Boeing                      COM                 097023105     7841   115397 SH       SOLE                   115397
BP PLC ADR                  COM                 055622104     1232    17394 SH       SOLE                    17394
Bravo! Foods Intl           COM                 105666101       49    80000 SH       SOLE                    80000
Bristol-Myers Squibb        COM                 110122108     1271    52806 SH       SOLE                    52806
Burlington Resources        COM                 122014103      541     6650 SH       SOLE                     6650
Cadbury Schweppes Plc       COM                                654    16050 SH       SOLE                    16050
Caterpillar Inc             COM                 149123101      247     4200 SH       SOLE                     4200
Central Fund of Canada Cl A                     153501101    10690  1891950 SH       SOLE                  1891950
Chevron                     COM                 166764100     3395    52446 SH       SOLE                    52446
cisco Systems               COM                 17275R102      272    15202 SH       SOLE                    15202
Citigroup                   COM                 172967101      382     8400 SH       SOLE                     8400
CMKM Diamonds Inc           COM                 125809103        0  1000000 SH       SOLE                  1000000
Coca Cola                   COM                 191219104     4372   101223 SH       SOLE                   101223
Conoco Phillips             COM                 20825C104      208     2970 SH       SOLE                     2970
Cooper Industries Ltd       COM                 216669101      316     4572 SH       SOLE                     4572
Costco Wholesale            COM                 22160K105     2078    48220 SH       SOLE                    48220
Dell Inc                    COM                 247025109      218     6375 SH       SOLE                     6375
E*Trade Group               COM                 269246104      302    17175 SH       SOLE                    17175
Electronic Data Systems     COM                 285661104     6704   298737 SH       SOLE                   298737
Express Scripts             COM                 302182100      274     4400 SH       SOLE                     4400
Exxon Mobil                 COM                 30231G102    13642   214699 SH       SOLE                   214699
Forest Labs                 COM                 345838106      448    11500 SH       SOLE                    11500
Gateway Inc                 COM                 367626108     1123   416000 SH       SOLE                   416000
General Electric            COM                 369604103      821    24393 SH       SOLE                    24393
Gilead Sciences             COM                                271     5565 SH       SOLE                     5565
Gillette                    COM                 375766102     4125    70878 SH       SOLE                    70878
H & R Block                 COM                 093671105     2974   124040 SH       SOLE                   124040
Home Depot                  COM                 437076102    11711   307060 SH       SOLE                   307060
Honeywell Intl              COM                 438516106      410    10924 SH       SOLE                    10924
Int'l Business Machines     COM                 459200101      701     8741 SH       SOLE                     8741
Johnson & Johnson           COM                 478160104     1506    23792 SH       SOLE                    23792
Kimberly-Clark              COM                 494368103      259     4350 SH       SOLE                     4350
Lilly Eli & Company         COM                 532457108      586    10950 SH       SOLE                    10950
Lowe's Companies            COM                 548661107     1010    15680 SH       SOLE                    15680
MBNA Corp                   COM                 55262L100      448    18174 SH       SOLE                    18174
McDonalds Corp              COM                 580135101     2074    61924 SH       SOLE                    61924
Merck & Co                  COM                 589331107    12877   473251 SH       SOLE                   473251
Montpelier RE               COM                               1178    47400 SH       SOLE                    47400
Moody's Corporation         COM                 615369105      617    12084 SH       SOLE                    12084
Morgan Stanley              COM                 617446448      216     4000 SH       SOLE                     4000
Motorola                    COM                 620076109     9020   409440 SH       SOLE                   409440
Northern Border Ptn LP      COM                 664785102      218     4550 SH       SOLE                     4550
Pepsico                     COM                 713448108     1948    34359 SH       SOLE                    34359
Performance Technologies    COM                 71376K102      107    15000 SH       SOLE                    15000
PetroChina ADR              COM                 71646E100     2414    28950 SH       SOLE                    28950
Pfizer Incorporated         COM                 717081103      494    19800 SH       SOLE                    19800
PNC Financial Services      COM                 693475105     2469    42550 SH       SOLE                    42550
Procter & Gamble            COM                 742718109      830    13962 SH       SOLE                    13962
Royce Total Return Fd                                          129    10003 SH       SOLE                1       3
S&P 500 Index i Shares                                         214     1736 SH       SOLE                1     736
Schering CvPfd 6%                               806605606     4488    82760 SH       SOLE                    82760
Schering Plough Corp        COM                 806605101     9702   460921 SH       SOLE                   460921
Texas Instruments           COM                 882508104      899    26531 SH       SOLE                    26531
Thomas & Betts              COM                 884315102      337     9799 SH       SOLE                     9799
TXU Corp                    COM                 873168108      262     2325 SH       SOLE                     2325
U S Bancorp                 COM                 902973304     3690   131393 SH       SOLE                   131393
United Technologies         COM                 913017109      290     5600 SH       SOLE                     5600
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Air Aircrft S Ben        COM                                  0    44000 SH       SOLE                    44000
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
US Aircraft Stat Tr         COM                                  0    22681 SH       SOLE                    22681
USG Corp                    COM                 903293405     8197   119275 SH       SOLE                   119275
Wachovia Corp               COM                 929903102      421     8849 SH       SOLE                     8849
Wachovia DEPs               PFD                                  0    30400 SH       SOLE                    30400
Weingarten Realty           COM                 948741103      235     6200 SH       SOLE                     6200
Wells Fargo & Co            COM                 949746101     4624    78955 SH       SOLE                    78955
Wireless Webconnect         COM                                  0    15000 SH       SOLE                    15000
YUM! Brands                 COM                 895953107      950    19620 SH       SOLE                    19620